As filed with the Securities and Exchange Commission on September 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2017

Date of reporting period:  July 31, 2016

Item 1. Schedules of Investments.
Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2016 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 20.4%
Amazon.com, Inc. (a)	1,436	$1,089,651
Foot Locker, Inc.	9,458	563,886
Hanesbrands, Inc.	7,560	201,550
Home Depot, Inc.	4,739	655,119
Netflix, Inc. (a)	8,583	783,199
Nike, Inc.	6,823	378,677
Starbucks Corp.	12,282	712,970
TripAdvisor, Inc. (a)	3,226	225,723
Williams-Sonoma, Inc.	5,742	310,527
		4,921,302
Consumer Staples - 10.1%
Constellation Brands, Inc.	2,564	422,111
Estee Lauder Companies, Inc.	6,840	635,436
Monster Beverage Corp. (a)	5,411	869,169
Spectrum Brands Holdings, Inc.	3,969	511,088
		2,437,804
Financials - 1.5%
CBRE Group, Inc. (a)	12,833	365,099

Health Care - 13.5%
Agilent Technologies, Inc.	5,992	288,275
Align Technology, Inc. (a)	5,574	496,922
AmerisourceBergen Corp.	6,448	549,305
Celgene Corp. (a)	4,787	537,054
Mettler-Toledo International, Inc. (a)	1,273	523,470
Waters Corp. (a)	3,391	538,932
Zoetis, Inc.	6,249	315,387
		3,249,345
Industrials - 9.6%
Acuity Brands, Inc.	2,324	609,887
Cintas Corp.	3,104	332,966
Flowserve Corp.	4,797	229,537
Middleby Corp. (a)	2,861	344,407
United Rentals, Inc. (a)	2,888	230,087
Verisk Analytics, Inc. (a)	6,587	561,739
		2,308,623
Information Technology - 40.5%
Alliance Data Systems Corp. (a)	1,510	349,746
Alphabet, Inc. - Class A (a)	459	363,225
Alphabet, Inc. - Class C (a)	459	352,875
Amphenol Corp.	14,218	846,255
Apple, Inc.	9,928	1,034,597
Broadcom Ltd. (c)	5,709	924,744
Cognizant Technology Solutions - Class A (a)	8,830	507,637
Electronic Arts, Inc. (a)	7,590	579,269
Facebook, Inc. (a)	6,469	801,768
Fiserv, Inc. (a)	4,560	503,242
FleetCor Technologies, Inc. (a)	3,344	507,218
Global Payments, Inc.	12,431	928,098
MasterCard, Inc.	8,529	812,302
NCR Corp. (a)	9,789	322,743
NXP Semiconductors NV (a)(c)	8,901	748,485
Trimble Navigation Ltd. (a)	7,519	198,802
		9,781,006

Materials - 3.1%
Sherwin-Williams Co.	2,490	746,328
TOTAL COMMON STOCKS (Cost $16,801,864)		23,809,507

SHORT-TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.6%
Fidelity Government Portfolio - Class I, 0.25% (b)	386,733	386,733
TOTAL SHORT-TERM INVESTMENTS (Cost $386,733)		386,733
TOTAL INVESTMENTS (Cost $17,188,597) - 100.3%		24,196,240
Liabilities in Excess of Other Assets - (0.3)%		(80,097)
TOTAL NET ASSETS - 100.00%		$24,116,143

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate shown represents the fund's 7-day yield as of July 31, 2016.
(c) U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Investments
July 31, 2016 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 102.7%
Consumer Discretionary - 20.8%
Ford Motor Co. (d)	38,785	$491,018
Home Depot, Inc. (d)	2,155	297,907
Nike, Inc. (d)	4,940	274,170
O'Reilly Automotive, Inc. (a)(d)	783	227,563
Starbucks Corp. (d)	3,369	195,571
Target Corp. (d)	7,352	553,826
Tractor Supply Co. (d)	2,588	237,190
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	1,184	309,273
		2,586,518
Consumer Staples - 5.5%
Constellation Brands, Inc. (d)	1,182	194,593
Philip Morris International, Inc. (d)	4,912	492,477
		687,070
Energy - 8.1%
Chevron Corp. (d)	4,964	508,711
Royal Dutch Shell PLC - ADR (c)(d)	9,244	501,117
		1,009,828
Financials - 10.5%
CBRE Group, Inc. (a)(d)	8,212	233,631
Marsh & McLennan Companies, Inc. (d)	2,870	188,703
S&P Global, Inc. (d)	1,264	154,461
SEI Investments Co. (d)	4,314	194,130
Wells Fargo & Co. (d)	11,091	532,035
		1,302,960
Health Care - 8.9%
AbbVie, Inc. (d)	4,180	276,841
Allergan PLC (a)(c)(d)	794	200,842
Gilead Sciences, Inc. (d)	1,969	156,477
Pfizer, Inc. (d)	7,219	266,309
Zoetis, Inc. (d)	4,114	207,634
		1,108,103
Industrials - 11.6%
Acuity Brands, Inc. (d)	817	214,405
CSX Corp. (d)	5,416	153,435
Cummins, Inc. (d)	1,408	172,860
Lennox International, Inc.	1,200	188,160
Middleby Corp. (a)(d)	2,775	334,054
Verisk Analytics, Inc. (a)(d)	2,677	228,295
Wabtec Corp. (d)	2,181	149,399
		1,440,608
Information Technology - 25.0%
Alliance Data Systems Corp. (a)(d)	624	144,531
Alphabet, Inc. - Class A (a)(d)	148	117,118
Alphabet, Inc. - Class C (a)(d)	134	103,018
Apple, Inc. (d)	2,815	293,351
Broadcom Ltd. (c)(d)	1,576	255,281
Cognizant Technology Solutions - Class A (a)(d)	3,476	199,835
Facebook, Inc. (a)(d)	2,774	343,810
Fiserv, Inc. (a)(d)	2,290	252,724
Global Payments, Inc. (d)	2,048	152,904
International Business Machines Co. (d)	3,240	520,409
Littelfuse, Inc.	1,189	148,649
MasterCard, Inc. (d)	2,638	251,243
NXP Semiconductors NV (a)(c)(d)	2,114	177,766
WebMD Health Corp. (a)(d)	2,543	155,148
		3,115,787

Materials - 8.0%
Ecolab, Inc. (d)	1,987	235,221
Sherwin-Williams Co. (d)	905	271,256
The Dow Chemical Co. (d)	9,263	497,145
		1,003,622
Telecommunication Services - 4.3%
AT&T, Inc. (d)	12,404	536,969
TOTAL COMMON STOCKS (Cost $10,564,706)		12,791,465

SHORT-TERM INVESTMENTS - 21.3%
MONEY MARKET FUNDS - 21.3%
Fidelity Government Portfolio - Class I, 0.25% (b)	2,653,593	2,653,593
TOTAL SHORT-TERM INVESTMENTS (Cost $2,653,593)		2,653,593
TOTAL INVESTMENTS (Cost $13,218,299) - 124.0%		15,445,058
Liabilities in Excess of Other Assets - (24.0)%		(2,994,474)
TOTAL NET ASSETS - 100.00%		$12,450,584

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) The rate shown represents the fund's 7-day yield as of July 31, 2016
(c) U.S. traded security of a foreign issuer or corporation.
(d) All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Logan Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2016 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 37.5%
Consumer Discretionary - 22.5%
Arctic Cat, Inc.	11,000	$171,710
Best Buy Co., Inc.	7,552	253,747
CarMax, Inc.	6,300	367,038
Deckers Outdoor Corp.	4,000	264,040
Gildan Activewear, Inc. (a)	7,000	205,170
Hanesbrands, Inc.	8,000	213,280
Harley-Davidson, Inc.	7,500	396,900
Hibbett Sports, Inc.	6,300	219,996
PetMed Express, Inc.	11,000	228,030
Select Comfort Corp.	12,000	286,320
Wayfair, Inc.	4,500	195,750
		2,801,981
Consumer Staples - 3.3%
Amplify Snack Brands, Inc.	12,000	171,120
Herbalife Ltd. (a)	3,500	238,035
		409,155
Health Care - 7.5%
Abaxis, Inc.	3,584	177,265
Athenahealth, Inc.	4,000	511,160
Haemonetics Corp.	8,000	242,560
		930,985
Industrials - 2.2%
Fastenal Co.	6,500	277,875

Information Technology - 2.0%
3D Systems Corp.	18,400	246,376
TOTAL COMMON STOCKS (Proceeds $4,474,658)		4,666,372

EXCHANGE-TRADED FUNDS - 17.4%
SPDR S&P 500 ETF Trust	10,000.00	2,171,500
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,081,792)		2,171,500
TOTAL SECURITIES SOLD SHORT (Proceeds $6,556,450) - 54.9%		$6,837,872

Percentages are stated as a percent of net assets.

(a) U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp
Fund Services, LLC.

Federal Income Taxes
The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows:

		Logan Capital	Logan Capital
		Large Cap Growth*	Long/Short*

	Cost of investments	$17,219,925	$13,492,204
	Gross unrealized appreciation	7,532,611	2,545,091
	Gross unrealized depreciation	(556,296)	(592,237)
	Net unrealized appreciation	$6,976,315	$1,952,854

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements Section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Measurements at July 31, 2016 (Unaudited)
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
	indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar
	instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
	Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be
	based on the best information available.

Following is a description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes – Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

  The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund's securities as of July 31, 2016:

Logan Capital Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,921,302	$-	$-	$4,921,302
Consumer Staples	2,437,804	-	-	2,437,804
Financials	365,099	-	-	365,099
Health Care	3,249,345	-	-	3,249,345
Industrials	2,308,623	-	-	2,308,623
Information Technology	9,781,006	-	-	9,781,006
Materials	746,328	-	-	746,328
Total Common Stocks	23,809,507	-	-	23,809,507
Short-Term Investments	386,733	-	-	386,733
Total Investments in Securities	$24,196,240	$-	$-	$24,196,240

The following is a summary of the fair valuation hierarchy of the Long/Short Fund's securities as of July 31, 2016:

Logan Capital Long/Short Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,586,518	$-	$-	$2,586,518
Consumer Staples	687,070	-	-	687,070
Energy	1,009,828	-	-	1,009,828
Financials	1,302,960	-	-	1,302,960
Health Care	1,108,103	-	-	1,108,103
Industrials	1,440,608	-	-	1,440,608
Information Technology	3,115,787	-	-	3,115,787
Materials	1,003,622	-	-	1,003,622
Telecommunication Services	536,969	-	-	536,969
Total Common Stocks	12,791,465	-	-	12,791,465
Short-Term Investments	2,653,593	-	-	2,653,593
Total Investments in Securities	$15,445,058	$-	$-	$15,445,058
Total Securities Sold Short	$6,837,872	$-	$-	$6,837,872

Refer to the Funds' Schedules of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at July 31, 2016, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended July 31, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for
Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the
ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
 Douglas G. Hess, President

Date  9/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date  9/26/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date  9/26/2016

* Print the name and title of each signing officer under his or her signature.